Selected Quarterly Results - Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Net investment income	$ 68,928	$ 103,326	$ 47,618	$ 52,216	$ 50,569	$ 90,774	$ 69,765	$ 37,657	$ 272,088	$ 248,765	$ 356,741
Net income	$ 31,174	$ 35,408	$ (5,267)	$ 14,496	$ 15,709	$ 38,812	$ 28,071	$ 7,508	$ 75,810	$ 90,100	$ 194,544
Earnings per share:
Basic	$ 0.46	$ 0.52	$ (0.08)	$ 0.20	$ 0.21	$ 0.51	$ 0.37	$ 0.09	$ 1.09	$ 1.19	$ 2.62
Diluted	0.44	0.49	(0.08)	0.20	0.21	0.49	0.36	0.09	$ 1.08	$ 1.16	$ 2.47
Cash dividends declared per share	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.61	$ 0.61
Short-term investments at fair value	$ 122,088	$ 33,353	$ 16,877	$ 47,500	$ 41,865	$ 31,518	$ 32,417	$ 44,949	$ 122,088	$ 41,865
Mortgage-backed securities at fair value	865,061	708,862	531,612	364,439	322,473	315,599	287,626	316,292	865,061	322,473
Mortgage loans at fair value	3,394,853	4,000,570	3,497,026	3,836,411	3,839,583	3,688,026	4,944,694	4,226,290	3,394,853	3,839,583
Excess servicing spread	288,669	280,367	294,551	321,976	412,425	418,573	359,102	222,309	288,669	412,425
Real estate acquired in settlement of loans	303,393	314,056	320,120	339,970	350,642	358,011	325,822	317,536	303,393	350,642
Mortgage servicing rights	656,567	524,529	471,458	455,097	459,741	423,095	394,737	359,160	656,567	459,741
Other assets	726,871	757,164	635,918	455,047	400,195	357,409	332,976	243,991	726,871	400,195
Total assets	6,357,502	6,618,901	5,767,562	5,820,440	5,826,924	5,592,231	6,677,374	5,730,527	6,357,502	5,826,924	$ 4,897,258
Assets sold under agreements to repurchase and mortgage loan participation and sale agreement	3,809,918	4,129,543	3,372,026	3,307,414	3,128,780	2,925,110	3,571,181	3,633,922	3,809,918	3,128,780
Federal Home Loan Bank advances	0	0	0	0	183,000	183,000	138,400	0	0	183,000
Credit risk transfer financing at fair value	0	0	0	0	0	0	649,120	0	0	0
Notes payable	425,106	346,132	313,976	356,191	386,015	342,332	297,404	0	425,106	386,015
Borrowings under forward purchase agreements	0	0	0	0	0	0	0	0	0	0
Asset-backed financing of a VIE at fair value	353,898	384,407	325,939	344,693	247,690	234,287	151,489	162,222	353,898	247,690
Exchangeable senior notes	246,089	245,824	245,564	245,307	245,054	244,805	244,559	244,317	246,089	245,054
Other liabilities	171,377	158,077	149,230	152,332	140,272	148,267	99,924	147,907	171,377	140,272
Total liabilities	5,006,388	5,263,983	4,406,735	4,405,937	4,330,811	4,077,801	5,152,077	4,188,368	5,006,388	4,330,811
Shareholders' equity	1,351,114	1,354,918	1,360,827	1,414,503	1,496,113	1,514,430	1,525,297	1,542,159	1,351,114	1,496,113	$ 1,578,172	$ 1,467,114
Total liabilities and shareholders' equity	$ 6,357,502	$ 6,618,901	$ 5,767,562	$ 5,820,440	$ 5,826,924	$ 5,592,231	$ 6,677,374	$ 5,730,527	$ 6,357,502	$ 5,826,924